Stock Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of stock option activity
A summary of stock option activity under the plans is set forth below:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding – December 31, 2020 as previously reported	6,093,611	$0.40	8.43
Retroactive application of recapitalization	(5,023,310)

Outstanding – December 31, 2020, after effect of Business Combination	1,070,301	2.26	8.43
Granted	945,526	10.13
Exercised	(161,451)	2.47
Cancelled	(60,076)	4.54

Outstanding – December 31, 2021	1,794,300	6.31	8.43	$3,663

Options outstanding and exercisable – December 31, 2021	655,238	3.06	7.31	2,687

Summary of RSA Activity
The following table summarizes the Company’s RSA activity:

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at December 31, 2020, as previously reported	263,022	$0.69
Retroactive application of recapitalization	(216,823)

RSAs, unvested at December 31, 2020, after effect of Business Combination	46,199	3.96
Granted	193,208	9.95
Vested	(62,297)	7.00
Forfeited	(16,467)	9.76

RSAs, unvested at December 31, 2021	160,643	9.39

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of options is estimated at the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2021	2020
Expected term (in years)	6.01	6.03
Expected volatility	71.23%	61.41%
Risk-free rate	0.89%	0.80%
Dividend yield	—	—

Schedule of Stock-Based Compensation Expense
Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss related to options and RSAs was as follows (in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$736	$423
General and administrative	1,580	212

Total stock-based compensation expense	$2,316	$635